Schedule of Share-based Payment Award, Performance Warrants, Valuation Assumptions (Details) (USD $)	12 Months Ended
Sep. 30, 2013 Y
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Performance Warrants, Valuation Assumptions 1	1.75%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Performance Warrants, Valuation Assumptions 2	2.6
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Performance Warrants, Valuation Assumptions 3	75.40%
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Share-based Payment Award, Performance Warrants, Valuation Assumptions 4	$ 0.097